LICENSE AGREEMENTS	12 Months Ended
Dec. 31, 2024
License Agreements [Abstract]
LICENSE AGREEMENTS
NOTE 9 - LICENSE AGREEMENTS:

a.
In June 2021, the Company entered into two exclusive license agreements with Galderma for the commercialization of two of the Company's most advanced investigational drug products (Twyneo® and Epsolay®) in the United States. The Company is entitled to amounts of up to $7.5 million per product in upfront payments and regulatory approval milestone payments assuming 2021 approval of each respective product. The Company is also eligible to receive tiered double-digit royalties ranging from mid-teen to high-teen percentage of net sales as well as up to $9 million in sales milestone payments.

According to the agreement, the Company has an option to regain commercialization rights five years following first commercialization.

On April 14, 2022, the Company announced that Twyneo® is available for purchase by consumers who obtain a prescription from their physician, see further details in Note 1.  In March 2022, the Company had refunded the $4 million upfront payment to Galderma, since FDA approval for Epsolay® had not been received as of December 31, 2021. On April 25, 2022, the Company announced that the FDA approved the drug product, Epsolay®, which entitled the Company to a $3.5 million milestone payment, as per the license agreement. In

May 2022, the Company has received the $3.5 million payment from Galderma. On June 2, 2022, the Company announced that Epsolay® is available for purchase by consumers who obtain a prescription from their physician, see further details in Note 1. During 2023 and 2024, the Company recognized $1,027 and $1,482, respectively, as revenue from royalties in respect of the license agreement for both products.

b.
On June 6, 2023, the Company and Searchlight Pharma Inc. (“Searchlight”), a private Canadian specialty pharmaceutical company, signed on an exclusive license agreements for Twyneo® and Epsolay® for the Canadian market, over a fifteen-year term that is renewable for subsequent five-year periods. Searchlight will be responsible for obtaining and maintaining any regulatory approvals required to market and sell the drugs in Canada, with support from the Company.

Under the agreement, the Company will receive up to $11 million in upfront payments and regulatory and sales milestones for both drugs, combined. In addition, the Company will be entitled to royalty percentages of all Canadian net sales ranging from low-double-digits to high teens.

In June 2023, the Company received $500 as an upfront payment in connection with the license agreement and related support provided to Searchlight for obtaining the regulatory approval in the Canadian market. The Company is also required to support Searchlight during the license period if needed based on agreed upon rates. The Company has identified two performance obligations in the license agreement as follows: (i) the license to market the products in Canada; and (ii) continuing support during the regulatory approval process.

The Company recorded a contract liability in respect of the support services of $120 and $64 as of December 31, 2023 and December 31, 2024, respectively.

The Company recognized revenue of $0 and $56 from continuing services in 2023 and 2024, respectively.

The Company recognized $380 and $625 as license revenue in 2023 and 2024, respectively.

c.
On May 15, 2024, the Company and Beimei, a private Chinese company, signed an agreement for the purchase and license by Beimei of certain rights in the intellectual property (in which the sale is deemed to be the predominant item – both hereafter "IP") related to Twyneo, for the treatment of acne vulgaris, in the mainland of China, Hong Kong, Macau, Taiwan and Israel.

Under the terms of the agreement, Beimei will purchase and license from the Company the IP in these territories. The Company is also required to support Beimei to a certain extent during the period until obtaining regulatory approval. The Company provides further support services to Beimei based on agreed upon rates. In return, Sol-Gel is to receive payments of up to $10 million (including amounts contingent on achieving certain milestones) and up to $5 million as royalty payments on net sales.

The Company has identified multiple performance obligations in the agreement. Revenue from sale and license of IP is recognized at a point in time, upon transfer of control over the license and the IP to Beimei. Support services are recognized over time as the services are performed.

For the year ended December 31, 2024, the Company recognized revenue of an amount of $4.8 million for sale of IP and the license.. This amount does not include variable consideration that was determined to be constrained (not probable that would not result in a significant reversal). In addition, the Company allocated  $200 to the support services to be recognized over time. For the year ended December 31, 2024, the Company recognized a total amount of $70 for support.

As of December 31, 2024, the contract liability in respect of the support services is at the amount of $130.

In July and November 2024, the Company received $2.0 million and $1.5 million, respectively  in connection with the agreement.